Capital Stock Transactions - Schedule of Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Warrants - Common Share Equivalents, Outstanding, beginning balance	174,250,000
Warrants - Common Share Equivalents, Issued		174,250,000
Warrants - Common Share Equivalents, Exercised
Warrants - Common Share Equivalents, Expired
Warrants - Common Share Equivalents, Outstanding, ending balance	174,250,000	174,250,000
Warrants - Weighted Average Exercise price, beginning balance	$ 0.04
Warrants - Weighted Average Exercise price, Issued		0.04
Warrants - Weighted Average Exercise price, Exercised
Warrants - Weighted Average Exercise price, Expired
Warrants - Weighted Average Exercise price, ending balance	$ 0.04	$ 0.04
Warrants exercisable - Common Share Equivalents, beginning balance	174,250,000
Warrants exercisable - Common Share Equivalents, Issued		174,250,000
Warrants exercisable - Common Share Equivalents, Exercised
Warrants exercisable - Common Share Equivalents, Expired
Warrants exercisable - Common Share Equivalents, ending balance	174,250,000	174,250,000
Warrants exercisable - Weighted Average Exercise price, beginning balance	$ 0.04
Warrants exercisable - Weighted Average Exercise price, Issued		0.04
Warrants exercisable - Weighted Average Exercise price, Exercised
Warrants exercisable - Weighted Average Exercise price, Expired
Warrants exercisable - Weighted Average Exercise price, ending balance	$ 0.04	$ 0.04